Consolidated Statements of Income and Comprehensive Income In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Interest and dividend income
Deposits in other banks	$ 29,239	33,058,000	24,240,000	106,265,000
Loans, including fees	9,916,914	11,212,063,000	11,840,037,000	13,864,324,000
Trading assets	206,778	233,783,000	190,925,000	281,970,000
Investment securities	1,301,088	1,471,010,000	1,489,235,000	1,487,980,000
Call loans and securities purchased under resale agreements	76,141	86,085,000	45,683,000	87,903,000
Total interest and dividend income	11,530,160	13,035,999,000	13,590,120,000	15,828,442,000
Interest expense
Deposits	4,165,343	4,709,337,000	5,450,318,000	6,313,614,000
Call money	21,725	24,563,000	67,251,000	121,099,000
Other borrowed funds	190,426	215,295,000	281,841,000	417,315,000
Secured borrowings	155,503	175,811,000	240,446,000	342,025,000
Long-term debt	1,632,352	1,845,538,000	2,191,573,000	2,165,600,000
Total interest expense	6,165,349	6,970,544,000	8,231,429,000	9,359,653,000
Net interest income	5,364,811	6,065,455,000	5,358,691,000	6,468,789,000
Provision for credit losses	3,155,882	3,568,040,000	2,203,993,000	2,313,454,000
Net interest income after provision for credit losses	2,208,929	2,497,415,000	3,154,698,000	4,155,335,000
Non-interest income
Trust fees, net	188,235	212,819,000	188,980,000	165,459,000
Other fees and commission income	2,127,641	2,405,511,000	2,349,892,000	2,380,691,000
Net trading revenue	351,955	397,921,000	164,612,000	104,141,000
Net gain(loss) on investments	(24,138)	(27,291,000)	267,922,000	90,391,000
Other non-interest income	330,962	374,185,000	542,040,000	211,597,000
Total non-interest income	2,974,655	3,363,145,000	3,513,446,000	2,952,279,000
Non-interest expenses
Salaries and employee benefits	2,460,327	2,781,645,000	2,217,554,000	2,334,983,000
Depreciation and amortization	318,033	359,568,000	431,007,000	407,187,000
Other administrative expenses	813,851	920,140,000	857,087,000	875,278,000
Credit card fees	491,604	555,808,000	417,282,000	373,780,000
Other fees and commissions	794,609	898,385,000	870,423,000	826,435,000
Other non-interest expenses	560,260	633,430,000	948,738,000	503,166,000
Total non-interest expenses	5,438,684	6,148,976,000	5,742,091,000	5,320,829,000
Income(loss) before income tax expense	(255,100)	(288,416,000)	926,053,000	1,786,785,000
Income tax expense	268,980	304,108,000	207,484,000	453,847,000
Net income (loss)	(524,080)	(592,524,000)	718,569,000	1,332,938,000
Net income(loss) attributable to noncontrolling interests, net of tax	(3,900)	(4,409,000)	(2,072,000)	6,974,000
Net income(loss) attributable to stockholders	(520,180)	(588,115,000)	720,641,000	1,325,964,000
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(27,035)	(30,566,000)	(117,655,000)	91,626,000
Net unrealized gains (losses) on investment securities	140,633	158,999,000	(3,889,000)	431,269,000
Total other comprehensive income (loss), net of tax	113,598	128,433,000	(121,544,000)	522,895,000
Comprehensive income (loss)	(410,482)	(464,091,000)	597,025,000	1,855,833,000
Comprehensive income (loss) attributable to noncontrolling interests	(3,970)	(4,488,000)	(3,070,000)	6,974,000
Comprehensive income (loss) attributable to stockholders	$ (406,512)	(459,603,000)	600,095,000	1,848,859,000
Basic:
Net income(loss) attributable to stockholders' equity	$ (1.516)	(1,714.000)	2,215.000	4,012.000
Diluted:
Net income attributable to stockholders' equity	$ (1.516)	(1,714.000)	2,215.000	4,012.000
Weighted average basic common shares outstanding (In thousands)	343,029	343,029	325,397	330,498
Weighted average diluted common shares outstanding (In thousands)	343,029	343,029	325,397	330,498